Acquisitions/Divestitures	12 Months Ended
Dec. 31, 2011
Acquisitions/Divestitures
Acquisitions/Divestitures

Note C.

Acquisitions/Divestitures

Acquisitions

2011

In 2011, the company completed five acquisitions of privately held companies at an aggregate cost of $1,849 million.

These acquisitions were completed as follows: in the second quarter, TRIRIGA, Inc. (TRIRIGA); and in the fourth quarter, i2, Algorithmics, Inc. (Algorithmics), Q1 Labs and Curam Software Ltd. (Curam Software). TRIRIGA was integrated into the Software and Global Business Services (GBS) segments upon acquisition. All other acquisitions were integrated into the Software segment upon acquisition. All acquisitions reflected 100 percent ownership of the acquired companies.

The table below reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2011.

2011 Acquisitions

($ in millions)

	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$251
Fixed assets/noncurrent assets		88
Intangible assets
Goodwill	N/A	1,291
Completed technology	7	320
Client relationships	7	222
Patents/trademarks	1 to 7	17
Total assets acquired		2,190
Current liabilities		(191)
Noncurrent liabilities		(150)
Total liabilities assumed		(341)
Total purchase price		$1,849

N/A—Not applicable

TRIRIGA is a provider of facility and real estate management software solutions, which help clients make strategic decisions regarding space usage, evaluate alternative real estate initiatives, generate higher returns from capital projects and assess environmental impact investments. The acquisition adds advanced real estate intelligence to the company’s smarter buildings initiative. i2 expands the company’s big data analytics software for smarter cities by helping both public and private entities in government, law enforcement, retail, insurance and other industries access and analyze information they need to address crime, fraud and security threats. Algorithmics provides software and services for improved business insights at financial and insurance institutions to assess risk and address regulatory challenges. Q1 Labs is a provider of security intelligence software and will accelerate efforts to help clients more intelligently secure their enterprises by applying analytics to correlate information from key security domains and creating security dashboards for their organizations. Curam Software is a provider of software and services which help governments improve the efficiency, effectiveness and accessibility of social programs for smarter cities.

Purchase price consideration for all acquisitions as reflected in the table above, is paid primarily in cash. All acquisitions are reported in the Consolidated Statement of Cash Flows net of acquired cash and cash equivalents. The overall weighted-average life of the indentified intangible assets acquired is 6.9 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $1,291 million has been assigned to the Software ($1,277 million) and GBS ($14 million) segments. It is expected that approximately 25 percent of the goodwill will be deductible for tax purposes.

On January 9, 2012, the company announced it had completed the acquisition of Platform Computing, a privately held company headquartered in Toronto, Ontario, Canada. Platform Computing is a global leader in cluster and grid management software for distributed computing environments. At the date of issuance of the financial statements, the initial purchase accounting was not complete for the Platform Computing acquisition.

On January 11, 2012, the company announced it had completed the acquisition of Green Hat, a privately held company jointly head-quartered in London, England and Wilmington, Delaware. Green Hat helps customers improve the quality of software application by enabling developers to leverage cloud computing technologies to conduct testing on a software application prior to its delivery. At the date of issuance of the financial statements, the initial purchase accounting was not complete for the Green Hat acquisition

On February 1, 2012, the company announced that it had completed the acquisition of Emptoris Inc., a privately held company based in Burlington, Massachusetts. Emptoris is a leading provider of cloud and on-premise analytics software that brings more intelligence to procurement and supply chain operations with spend, supplier and contract management for Smarter Commerce. At the date of issuance of the financial statements, the initial purchase accounting was not completed for the Emptoris acquisition.

On February 10, 2012, the company completed the acquisition of Worklight, a privately held company based in Israel. Worklight is a leading provider of mobile software for smartphones and tablets and will become an important part of the company’s mobility strategy. At the date of issuance of the financial statements, the initial purchase accounting was not completed for the Worklight acquisition.

On February 15, 2012, the company announced that it had completed the acquisition of DemandTec, a public company based in San Mateo, California. DemandTec delivers cloud-based analytics software that enables businesses to examine different customer buying scenarios, both online and in-store. At the date of issuance of the financial statements, the initial purchase accounting was not completed for the DemandTec acquisition.

2010

In 2010, the company completed 17 acquisitions at an aggregate cost of $6,538 million.

Netezza Corporation (Netezza)—On November 10, 2010, the company completed the acquisition of 100 percent of Netezza, for cash consideration of $1,847 million. Netezza will expand the company’s business analytics initiatives to help clients gain faster insights into their business information, with increased performance at a lower cost of ownership. Netezza was integrated into the Software segment upon acquisition, and goodwill, as reflected in the table on page 91, was entirely assigned to the Software segment. It is expected that none of the goodwill will be deductible for tax purposes. The overall weighted average useful life of the identified intangible assets acquired is 6.9 years.

Sterling Commerce—On August 27, 2010, the company completed the acquisition of 100 percent of Sterling Commerce, a wholly owned subsidiary of AT&T, Inc., for cash consideration of $1,415 million. Sterling Commerce will expand the company’s ability to help clients accelerate their interactions with customers, partners and suppliers through dynamic business networks using either on-premise or cloud delivery models. Sterling Commerce was integrated into the Software segment upon acquisition, and goodwill, as reflected in the table on page 91, was entirely assigned to the Software segment. It is expected that none of the goodwill will be deductible for tax purposes. The overall weighted average useful life of the identified intangible assets acquired is 6.9 years.

Other Acquisitions—The Software segment also completed acquisitions of 10 privately held companies and one publicly held company: in the first quarter, Lombardi Software, Inc. (Lombardi), Intelliden Inc. and Initiate Systems, Inc.; in the second quarter, Cast Iron Systems; in the third quarter, BigFix, Inc., Coremetrics and Datacap; and in the fourth quarter, Unica Corporation (Unica), a publicly held company, PSS Systems, OpenPages, Inc. (OpenPages) and Clarity Systems. Global Technology Services (GTS) completed an acquisition in the first quarter: the core operating assets of Wilshire Credit Corporation (Wilshire). GBS also completed an acquisition in the first quarter: National Interest Security Company, LLC, a privately held company. Systems and Technology (STG) completed acquisitions of two privately held companies: in the third quarter, Storwize; and in the fourth quarter, BLADE Network Technologies (BLADE). All acquisitions were for 100 percent of the acquired companies.

Lombardi is a leading provider of business process management software and services, and became part of the company’s application integration software portfolio. Intelliden is a leading provider of intelligent network automation software and will extend the network management offerings. Initiate is a market leader in data integrity software for information sharing among healthcare and government organizations. Cast Iron Systems, a leading Software as a Service (SaaS) and cloud application integration provider, enhances the WebSphere business integration portfolio. BigFix, Inc. is a leading provider of high-performance enterprise systems and security management solutions that revolutionizes the way IT organizations manage and secure their computing infrastructure. Coremetrics, a leader in Web analytics software, will expand the company’s business analytics capabilities by enabling organizations to use cloud computing services to develop faster, more targeted marketing campaigns. Datacap will strengthen the company’s ability to help organizations digitize, manage and automate their information assets.

The table below reflects the purchase price related to the 2010 acquisitions and the resulting purchase price allocations as of December 31, 2010.

2010 Acquisitions

($ in millions)

	Amortization		Sterling	Other
	Life (in Years)	Netezza	Commerce	Acquisitions
Current assets		$218	$196	$377
Fixed assets/noncurrent assets		73	106	209
Intangible assets
Goodwill	N/A	1,410	1,032	2,312
Completed technology	3 to 7	202	218	493
Client relationships	2 to 7	52	244	293
In-process R&D	5	4	—	17
Patents/trademarks	1 to 7	16	14	27
Total assets acquired		1,975	1,810	3,728
Current liabilities		(9)	(129)	(161)
Noncurrent liabilities		(120)	(266)	(291)
Total liabilities assumed		(128)	(395)	(452)
Total purchase price		$1,847	$1,415	$3,277

N/A—Not applicable

Unica, a leading provider of software and services used to automate marketing processes, will expand the company’s ability to help organizations analyze and predict customer preferences and develop more targeted marketing campaigns. PSS Systems is a leading provider of legal information governance and information management software. OpenPages is a leading provider of software that helps companies more easily identify and manage risk and compliance activities across the enterprise through a single management system. Clarity Systems delivers financial governance software that enables organizations to automate the process of collecting, preparing, certifying and controlling financial statements for electronic filing. Wilshire’s mortgage servicing platform will continue the strategic focus on the mortgage services industry and strengthens the commitment to deliver mortgage business process outsourcing solutions. National Interest Security Company will strengthen the ability to deliver advanced analytics and IT solutions to the public sector. Storwize, a provider of in-line data compression appliance solutions, will help the company to make it more affordable for clients to analyze massive amounts of data in order to provide new insights and business outcomes. BLADE provides server and top-of-rack switches as well as software to virtualize and manage cloud computing and other workloads.

Purchase price consideration for the “Other Acquisitions” as reflected in the table above, is paid primarily in cash. All acquisitions are reported in the Consolidated Statement of Cash Flows net of acquired cash and cash equivalents. For the “Other Acquisitions,” the overall weighted-average life of the identified intangible assets acquired is 6.4 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $2,312 million has been assigned to the Software ($1,653 million), GTS ($32 million), GBS ($252 million) and STG ($375 million) segments. It is expected that approximately 10 percent of the goodwill will be deductible for tax purposes.

2009

In 2009, the company completed six acquisitions at an aggregate cost of $1,471 million.

SPSS, Inc. (SPSS)—On October 2, 2009, the company acquired 100 percent of the outstanding common shares of SPSS for cash consideration of $1,177 million. SPSS is a leading global provider of predictive analytics software and solutions and this acquisition strengthened the company’s business analytics and optimization capabilities. SPSS was integrated into the Software segment upon acquisition, and goodwill, as reflected in the table on the next page, was entirely assigned to the Software segment. Substantially all of the goodwill is not deductible for tax purposes. The overall weighted average useful life of the identified intangible assets acquired, excluding goodwill, is 7.0 years.

2009 Acquisitions

($ in millions)

	Amortization Life		Other
	(in Years)	SPSS	Acquisitions
Current assets		$397	$13
Fixed assets/noncurrent assets		20	1
Intangible assets
Goodwill	N/A	748	255
Completed technology	4 to 7	105	39
Client relationships	5 to 7	30	20
Other identifiable assets	1 to 7	36	1
Total assets acquired		1,336	330
Current liabilities		(157)	(34)
Noncurrent liabilities		(2)	0
Total liabilities assumed		(160)	(35)
Total purchase price		$1,177	$295

N/A—Not applicable

Other Acquisitions—The Software segment also completed acquisitions of four privately held companies: in the second quarter, Outblaze Limited, a messaging software provider, and Exeros, Inc., a data discovery firm; in the third quarter, security provider Ounce Labs, Inc.; and in the fourth quarter, Guardium, Inc., a database security company. GTS completed an acquisition in the fourth quarter: RedPill Solutions PTE Limited, a privately held company focused on business analytics.

Purchase price consideration for the “Other Acquisitions,” as reflected in the table above, was paid primarily in cash. All acquisitions were reported in the Consolidated Statement of Cash Flows net of acquired cash and cash equivalents. For the “Other Acquisitions,” the overall weighted-average life of the identified intangible assets acquired was 6.5 years. With the exception of goodwill, these identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $255 million was assigned to the Software ($246 million) and GTS ($10 million) segments. Substantially all of the goodwill is not deductible for tax purposes.

Divestitures

2011

During the fourth quarter of 2011, the company completed the divestiture of the iCluster business to Rocket Software. iCluster, which was acquired in the Data Mirror acquisition in 2007, was part of the Software business. This transaction was not material to the Consolidated Financial Statements.

During the second quarter of 2011, the company completed two divestitures related to subsidiaries of IBM Japan. The impact of these transactions was not material to the Consolidated Financial Statements.

2010

On March 31, 2010, the company completed the sale of its activities associated with the sales and support of Dassault Systemes’ (Dassault) product lifecycle management (PLM) software, including customer contracts and related assets to Dassault. The company received net proceeds of $459 million and recognized a net gain of $591 million on the transaction in the first quarter of 2010. The gain was net of the fair value of certain contractual terms, certain transaction costs and the assets and liabilities sold. The gain was recorded in other (income) and expense in the Consolidated Statement of Earnings and the net proceeds were reflected in proceeds from disposition of marketable securities and other investments within cash flow from investing activities in the Consolidated Statement of Cash Flows.

2009

On October 1, 2009, the company completed the divestiture of its UniData and UniVerse software products and related tools to Rocket Software, a privately held global software development firm. The company recognized gains related to this transaction in the fourth quarter of 2009 and in the fourth quarter of 2010.

On March 16, 2009, the company completed the sale of certain processes, resources, assets and third-party contracts related to its core logistics operations to Geodis. The company received proceeds of $365 million and recognized a net gain of $298 million on the transaction in the first quarter of 2009. The gain was net of the fair value of certain contractual terms, certain transaction costs and related real estate charges. As part of this transaction, the company outsourced its logistics operations to Geodis which enables the company to leverage industry-leading skills and scale and improve the productivity of the company’s supply chain.